MEDICARE PART D (Tables)	12 Months Ended
Dec. 31, 2013
Balance Sheet Amounts Associated With Medicare Part D

The consolidated balance sheets include the following amounts associated with Medicare Part D as of December 31, 2013 and 2012:

	2013		2012
	Risk Corridor Settlement	CMS Subsidies/ Discounts	Risk Corridor Settlement	CMS Subsidies/ Discounts
	(in millions)
Other current assets	$45	$743	$37	$635
Trade accounts payable and accrued expenses	(71)	(30)	(393)	(77)

Net current (liability) asset	$(26)	$713	$(356)	$558